Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Share-Based Compensation Expense

Share-based compensation expense is included in the following line items in our statement of operations:

	2014	2013	2012

Cost of revenue	10	8	2
Research and development	20	13	5
Selling, general and administrative	103	67	45

	133	88	52

Long Term Incentive Plans [Member]
Summary of Stock Options and Changes

	Stock options	Weighted average exercise price in USD	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding at January 1, 2014	10,245,818	22.82
Granted	945,269	63.48
Exercised	(2,759,035)	19.82
Forfeited	(483,782)	23.39

Outstanding at December 31, 2014	7,948,270	28.66	7.8	379
Exercisable at December 31, 2014	2,840,911	19.98	7.0	160

Summary of Restricted Share Units

Restricted share units

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2014	3,821,895	31.50
Granted	1,645,188	63.42
Vested	(1,687,895)	28.44
Forfeited	(221,451)	29.18

Outstanding at December 31, 2014	3,557,737	47.86

Management Equity Stock Option Plan [Member]
Summary of Stock Options and Changes

The following table summarizes the information about NXP’s outstanding MEP Options and changes during 2014.

Stock options

	Stock options	Weighted average exercise price in EUR	Weighted average remaining contractual term	Aggregate intrinsic value

Outstanding at January 1, 2014	5,401,285	24.93
Granted	—	—
Exercised	(2,485,080)	26.02
Forfeited	—	—
Expired	—	—

Outstanding at December 31, 2014	2,916,205	24.00	3.7	113
Exercisable at December 31, 2014	2,916,205	24.00	3.7	113

Financial Performance Conditions [Member] | Long Term Incentive Plans [Member]
Summary of Performance Share Units

Performance share units

Financial performance conditions

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2014	2,204,303	25.21
Granted	235,136	62.29
Vested	(1,037,149)	23.32
Forfeited	(78,996)	28.45

Outstanding at December 31, 2014	1,323,294	33.09

Market Performance Conditions [Member] | Long Term Incentive Plans [Member]
Summary of Performance Share Units

Market performance conditions

	Shares	Weighted average grant date fair value in USD

Outstanding at January 1, 2014	1,775,000	17.54
Granted	353,549	39.29
Vested	(177,500)	17.54
Forfeited	—	—

Outstanding at December 31, 2014	1,951,049	23.27